Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc.

Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC

J.P. Morgan Securities LLC

JPMorgan Chase Bank, National Association

BofA Securities, Inc.

Bank of America, N.A.

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Goldman Sachs Mortgage Company

German American Capital Corporation

Deutsche Bank Securities Inc.

Bank of Montreal

BMO Capital Markets Corp.

(collectively, the “Specified Parties”):

Re: MAD Commercial Mortgage Trust 2025-11MD – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “MAD 2025-11MD- Accounting Tape.xlsx” provided by the Company on September 3, 2025 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of September 15, 2025 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by MAD Commercial Mortgage Trust 2025-11MD, Commercial Mortgage Pass-Through Certificates, Series 2025-11MD (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company” when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Mortgage Loan Interest Rate” means the rate of 5.80000% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Cut-off Date, Mortgage Loan Interest Rate, Loan Files and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	For the Mortgage Loan and Property included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.

B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had

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we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

McLean, Virginia

September 3, 2025

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Mortgage Loan Originators	Draft Loan Agreement
Trust Loan Sellers	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
General Property Type	Appraisal Report
No. of Units	Underwriting File
Unit of Measure	Underwriting File
Occupancy %	Underwriting File
Occupancy % Source Date	Underwriting File
Loan Purpose (Acquisition, Refinance, Finance)	Provided by the Company
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Recourse Carveout Guarantor	Draft Guaranty, Draft Loan Agreement
Property Manager	Management Agreement, Draft Loan Agreement
Note Date	Provided by the Company
First Payment Date	Provided by the Company
Maturity Date	Provided by the Company
Rate Type	Draft Loan Agreement
Interest Accrual Basis	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Interest Rate Change Amount	Draft Loan Agreement
Trustee/Certificate Administrator Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Rate Change Trigger	Draft Loan Agreement
Trust Notes Original Principal Balance	Draft Promissory Notes, Draft Loan Agreement
Trust Notes Cut-Off Date Balance	Draft Promissory Notes, Draft Loan Agreement
Trust Notes Balloon Payment	Draft Promissory Notes, Draft Loan Agreement
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Engineering Escrow/Deferred Maintenance	Draft Loan Agreement
Environmental Escrow	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement
Springing Insurance Escrow Description	Draft Loan Agreement
CapEx Reserve (Initial)	Draft Loan Agreement
CapEx Reserve (Monthly)	Draft Loan Agreement
CapEx Reserve Description	Draft Loan Agreement
TI/LC Reserve (Initial)	Draft Loan Agreement
TI/LC Reserve (Monthly)	Draft Loan Agreement
TI/LC Reserve Description	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Extension Options Description	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraisal Firm	Appraisal Report
As-Is Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
As-Is Hypothetical Appraisal Valuation Date	Appraisal Report
As-Is Hypothetical Appraisal Value	Appraisal Report
As-Stabilized Appraisal Valuation Date	Appraisal Report
As-Stabilized Appraised Value	Appraisal Report
UW DSCRs Adjusted (Y/N)	Provided by the Company
UW DSCR Adjustment Amount	Provided by the Company
UW DYs Adjusted (Y/N)	Provided by the Company
UW DY Adjustment Amount	Provided by the Company
UW Revenues	Underwriting File
UW Expenses	Underwriting File
UW NOI	Underwriting File
UW Capital Expenditures	Underwriting File
UW NCF	Underwriting File
Affiliated Sponsor (Y/N)	Provided by the Company
Lien Position	Provided by the Company
Title Vesting (Fee/Leasehold/Both)	Provided by the Company
Type of Lockbox	Draft Loan Agreement
Pari Passu Debt (Y/N)	Provided by the Company
Total Debt Principal Balance	Draft Promissory Notes, Draft Loan Agreement
Total Debt Cut-Off Date Balance	Draft Promissory Notes, Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Environmental Phase I Report Date	Environmental Report
Phase II Performed	Environmental Report
Engineering Report Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic Report Date	Seismic Report, Engineering Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report
Single-Tenant (Y/N)	Underwriting File
Largest Tenant Name	Underwriting File, Leases, Lease Abstract
Largest Tenant SqFt	Underwriting File, Leases, Lease Abstract
Largest Tenant Exp. Date	Underwriting File, Leases, Lease Abstract
Second Largest Tenant Name	Underwriting File, Leases, Lease Abstract
Second Largest Tenant SqFt	Underwriting File, Leases, Lease Abstract
Second Largest Tenant Exp. Date	Underwriting File, Leases, Lease Abstract
Third Largest Tenant Name	Underwriting File, Leases, Lease Abstract
Third Largest Tenant SqFt	Underwriting File, Leases, Lease Abstract
Third Largest Tenant Lease Expiration Date	Underwriting File, Leases, Lease Abstract
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Description	Draft Loan Agreement
Other Escrow II (Initial)	Draft Loan Agreement
Other Escrow II (Monthly)	Draft Loan Agreement
Springing Other Escrow II Description	Draft Loan Agreement
Other Escrow III (Initial)	Draft Loan Agreement
Other Escrow III (Monthly)	Draft Loan Agreement
Springing Other Escrow III Description	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Other Escrow IV (Initial)	Draft Loan Agreement
Other Escrow IV (Monthly)	Draft Loan Agreement
Springing Other Escrow IV Description	Draft Loan Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Product of i) Trust Notes Cut-Off Date Balance, ii) Mortgage Loan Interest Rate and iii) 365/360, divided by 12
Amortization Term (Remaining)	Set to IO if Amortization Term (Original) equal to IO. Otherwise, Amortization Term (Original) minus Seasoning (months)
Loan Term (Original) (months)	Number of payments between and including First Payment Date and Maturity Date
Loan Term (Remaining) (months)	Loan Term (Original) (months) minus Seasoning (months)
IO Period (months)	Equal to Loan Term (Original) (months) if Amortization Term (Original) is equal to IO. Otherwise, number of interest-only payments between First Payment Date and Maturity Date as sourced from the Draft Loan Agreement
Seasoning (months)	Number of payments between and including the First Payment Date and the Cut-off Date, subject to a minimum of zero
Total Debt Cut-Off Date LTV Ratio	Trust Notes Cut-Off Date Balance divided by As-Is Hypothetical Appraisal Value
Total Debt LTV Ratio at Maturity	Trust Notes Balloon Payment divided by As- Stabilized Appraised Value
Total Debt UW NCF DSCR	UW NCF divided by product of i) Trust Notes Cut-Off Date Balance, ii) Mortgage Loan Interest Rate and iii) 365/360
Total Debt Cut-Off Date UW NOI Debt Yield	UW NOI divided by Trust Notes Cut-Off Date Balance
Total Debt Cut-Off Date UW NCF Debt Yield	UW NCF divided by Trust Notes Cut-Off Date Balance
Mortgage Loan Cut-Off Date LTV Ratio	Trust Notes Cut-Off Date Balance divided by As-Is Hypothetical Appraisal Value
Mortgage Loan LTV Ratio at Maturity	Trust Notes Balloon Payment divided by As- Stabilized Appraised Value
Mortgage Loan UW NCF DSCR	UW NCF divided by product of i) Trust Notes Cut-Off Date Balance, ii) Mortgage Loan Interest Rate and iii) 365/360
Mortgage Loan Cut-Off Date UW NOI Debt Yield	UW NOI divided by Trust Notes Cut-Off Date Balance

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Cut-Off Date UW NCF Debt Yield	UW NCF divided by Trust Notes Cut-Off Date Balance

B-2